Other expenses, net	12 Months Ended
Dec. 31, 2017
Other expense
Other expense

Note 19 - Other expenses, net

	For the year ended December 31,
	2015	2016	2017
	(in thousands)
Impairment of other intangible assets	631	1,830	—
Other expenses, net	—	497	142

Total other expenses, net	631	2,327	142